SCHEDULE OF CURRENT INCOME TAX EXPENSES (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current tax liability	$ 653	$ 1,640